Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following tables present, by level within the fair value hierarchy, the Corporation's assets and liabilities accounted for at fair value on a recurring basis. These assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement.

As at December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Energy contracts subject to regulatory deferral (1) (2)	$—	$19	$2	$21
Energy contracts not subject to regulatory deferral (1)	—	26	4	30
Foreign exchange contracts (3)	3	—	—	3
Other investments (4)	78	—	—	78
Total assets	$81	$45	$6	$132

Liabilities
Energy contracts subject to regulatory deferral (2) (5)	$(1)	$(103)	$(2)	$(106)
Energy contracts not subject to regulatory deferral (5)	—	—	(1)	(1)
Interest rate and total return swaps (3)	—	(1)	—	(1)
Total liabilities	$(1)	$(104)	$(3)	$(108)

As at December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Energy contracts subject to regulatory deferral (1) (2)	$1	$13	$5	$19
Energy contracts not subject to regulatory deferral (1)	—	1	2	3
Interest rate swaps (3)	—	11	—	11
Other investments (4)	69	—	—	69
Total assets	$70	$25	$7	$102

Liabilities
Energy contracts subject to regulatory deferral (2) (5)	$—	$(21)	$(5)	$(26)
Energy contracts not subject to regulatory deferral (5)	—	(9)	—	(9)
Interest rate and total return swaps (3)	—	(3)	—	(3)
Total liabilities	$—	$(33)	$(5)	$(38)

(1)	The fair value of the Corporation's energy contracts is recognized in accounts receivable and other current assets and long-term other assets.

(2)
Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of long-term wholesale trading contracts and certain gas swap contracts.

(3)
The fair value of the Corporation's foreign exchange contracts, interest rate and total return swaps is recognized in accounts receivable and other current assets, accounts payable and other current liabilities and long-term other liabilities.

(4)	Included in long-term other assets on the consolidated balance sheet (Note 9).

(5)	The fair value of the Corporation's energy contracts is recognized in accounts payable and other current liabilities and non-current other liabilities.

Derivative Asset Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which applies only to its energy contracts. The following tables present the potential offset of counterparty netting.

As at December 31, 2017 (in millions)	Gross Amount Recognized in Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/Posted	Net Amount
Derivative assets
Energy contracts	$51	$17	$7	$27
Derivative liabilities
Energy contracts	(107)	(17)	—	(90)

As at December 31, 2016 (in millions)	Gross Amount Recognized in Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/ Posted	Net Amount
Derivative assets
Energy contracts	$22	$9	$—	$13
Derivative liabilities
Energy contracts	(35)	(9)	—	(26)

Derivative Liability Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which applies only to its energy contracts. The following tables present the potential offset of counterparty netting.

As at December 31, 2017 (in millions)	Gross Amount Recognized in Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/Posted	Net Amount
Derivative assets
Energy contracts	$51	$17	$7	$27
Derivative liabilities
Energy contracts	(107)	(17)	—	(90)

As at December 31, 2016 (in millions)	Gross Amount Recognized in Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/ Posted	Net Amount
Derivative assets
Energy contracts	$22	$9	$—	$13
Derivative liabilities
Energy contracts	(35)	(9)	—	(26)

Reconciliation of Changes in Fair Value of Assets Classified as Level 3
The following table presents a reconciliation of changes in the fair value of net assets and liabilities classified as level 3 in the fair value hierarchy. Transfers from level 3 to level 2 principally resulted from management's decision that inputs used to calculate the fair value of derivatives are observable and level 2 classification is appropriate.

(in millions)	2017	2016
Balance, beginning of year	$2	$(18)
Realized losses	(10)	(19)
Unrealized (losses) gains	(3)	12
Settlements	12	27
Transfers of assets out of level 3	(2)	—
Transfers of liabilities out of level 3	4	—
Balance, end of year	$3	$2

Schedule of Volume of Derivative Activity
As at December 31, 2017, the Corporation had various energy contracts that will settle on various expiration dates through 2029. The volumes related to electricity and natural gas derivatives are outlined below.

	2017	2016
Energy contracts subject to regulatory deferral (1)
Electricity swap contracts (GWh)	1,291	2,184
Electricity power purchase contracts (GWh)	761	1,252
Gas swap contracts (PJ)	216	35
Gas supply contract premiums (PJ)	219	240
Energy contracts not subject to regulatory deferral (1)
Wholesale trading contracts (GWh)	2,387	2,058
Gas supply contract premiums (PJ)	—	15
Gas swap contracts (PJ)	36	4

(1)	GWh means gigawatt hours and PJ means petajoules.

Schedule of Financial Instruments Not Carried At Fair Value
The following table discloses the estimated fair value measurements of the Corporation's financial instruments not carried at fair value. The carrying values of the Corporation's consolidated financial instruments approximate their fair values, reflecting the short-term maturity, normal trade credit terms and/or nature of these instruments, except as follows.

	2017		2016
(in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt, including current portion (Note 14) (1)	$21,535	23,481	$21,219	$22,523
Waneta Partnership promissory note (Note 16)	63	64	59	61

(1)	Long-term debt is valued using Level 2 inputs.